INCOME TAXES (Tables)	12 Months Ended
Dec. 31, 2012
Income Taxes Tables
Schedule of tax treatment of common stock dividend distribution
Common stock distributions relating to 2012, 2011, and 2010 were taxable as follows:

	Dividends Per Share		Ordinary	Long-term
	Book Basis	Tax Basis	Income	Capital Gain	Return of Capital
2012	$0.84	$0.84	100.00%	0.00%	0.00%

2011	$0.40	$0.40	100.00%	0.00%	0.00%

2010	$0.00	$0.00	0.00%	0.00%	0.00%